Financial instruments - disclosures	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Financial instruments - disclosures

Note 2 8	Financial instruments – disclosures

Certain disclosures required by IFRS 7 are provided in the shaded sections of the “MD&A – Management of risk”, as permitted by IFRS. The following table provides a cross referencing of those disclosures in the MD&A.

Description	Section
For each type of risk arising from financial instruments, an entity shall disclose: the exposure to risks and how they arise; objectives, policies and processes used for managing the risks; methods used to measure the risk; and description of collateral.
Risk overview
Credit risk
Market risk
Liquidity risk
Operational risk
Reputation and legal risks Conduct risk
Regulatory compliance risk
Credit risk: gross exposure to credit risk, credit quality and concentration of exposures.	Credit risk
Market risk: trading portfolios – Value-at-Risk (VaR); stressed VaR, incremental risk charge, non-trading portfolios – interest rate risk, foreign exchange risk and equity risk.	Market risk
Liquidity risk: liquid assets, maturity of financial assets and liabilities, and credit commitments.	Liquidity risk
We have provided quantitative disclosures related to credit risk consistent with Basel guidelines in the “Credit risk” section of the MD&A. The table below sets out the categories of the on-balance
sheet exposures that are subject to the credit risk framework as set out in the Capital Adequacy Requirements (CAR) Guideline issued by OSFI under the different Basel approaches based on the carrying value of those exposures in our consolidated financial statements. The credit risk framework includes CCR exposures arising from OTC derivatives, repo-style transactions and trades cleared through CCPs, as well as securitization exposures. Items not subject to the credit risk framework include exposures that are subject to the market risk framework, amounts that are not subject to capital requirements or are subject to deduction from capital, and amounts relating to CIBC’s insurance subsidiaries, which are excluded from the scope of regulatory consolidation.

$ millions, as at October 31		AIRB approach	Standardized approach	Other credit risk (1)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2020	Cash and deposits with banks	$50,407	$10,207	$1,822	$62,436	$82	$62,518
	Securities	91,099	11,961	–	103,060	45,986	149,046
	Cash collateral on securities borrowed	8,543	4	–	8,547	–	8,547
	Securities purchased under resale agreements	65,595	–	–	65,595	–	65,595
	Loans	363,425	44,087	1,138	408,650	1,672	410,322
	Allowance for credit losses	(2,600)	(940)	–	(3,540)	–	(3,540)
	Derivative instruments	32,600	130	–	32,730	–	32,730
	Customers’ liability under acceptances	9,606	–	–	9,606	–	9,606
	Other assets	15,518	462	7,739	23,719	11,008	34,727
	Total credit exposures	$634,193	$65,911	$10,699	$710,803	$58,748	$769,551
2019	Total credit exposures	$535,483	$52,605	$8,671	$596,759	$54,845	$651,604

(1)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or AIRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.